Educational Contents, Net (Details) - Schedule of Educational Contents Net - Educational contents [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Educational Contents, Net (Details) - Schedule of Educational Contents Net [Line Items]
Produced educational contents		¥ 66,037,733
Licensed copyrights		219,658,471
Less: Accumulated amortization		(71,254,389)
Total		¥ 214,441,814